Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Summary of basic and diluted net loss per share

	Three Months Ended December 31,
	2022	2021

	(in thousands, except shares and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(13,042)	$(12,182)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	23,912,928	12,072,473
Net loss per share attributable to common shareholders

Basic and diluted	$(0.55)	$(1.01)

Summary of potentially dilutive securities excluded from computation of diluted net loss per share

	Three Months Ended December 31,
	2022	2021
Warrants	16,351,314	2,192,140
Stock options	8,972,709	8,548,746
Convertible preferred shares	—	41,883,053

Total	25,324,023	52,623,939

MARIADB CORPORATION AB [Member]
Summary of basic and diluted net loss per share

	Year Ended September 30,
	2022	2021
	(in thousands, except shares and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(48,651)	$(25,442)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	58,801,357	50,361,879
Net loss per share attributable to common shareholders
Basic and diluted	$(0.83)	$(0.51)

Summary of potentially dilutive securities excluded from computation of diluted net loss per share

	Year Ended September 30,
	2022	2021
Warrants	4,019,757	9,607,720
Stock options	42,764,264	48,263,387
Convertible preferred shares	183,565,242	125,343,885

Total	230,349,263	183,214,992